Business Developments - Narrative (Details) - JPY (¥) ¥ in Millions		6 Months Ended
	May 16, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Business Developments [Line Items]
Goodwill		¥ 676,381	¥ 387,103	¥ 493,758	¥ 296,772
Link
Business Developments [Line Items]
Percentage of voting interests acquired	100.00%
Payment in cash	¥ 113,523
Acquisition related costs		3,856
Assets acquired	152,035
Cash and bank deposits from acquisition	21,586
Liabilities acquired	189,312
Long-term borrowings	118,440
Goodwill	151,774
Intangible assets from acquisition	¥ 46,878
Weighted average amortization period, in years	17 years 9 months 18 days
Revenue of acquiree since acquisition date		13,354
Net loss of acquiree since acquisition date		114
Intangible assets amortization accounting adjustments		¥ 1,271	¥ 1,158
Link | Customer relationships
Business Developments [Line Items]
Intangible assets from acquisition	¥ 69,021